Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of information about key management personnel
During the years ended December 31, 2023 and 2022, remuneration to key management personnel was as follows:
Compensation of key management personnel

	2023	2022
Director fees earned and other compensation	$539	$740
Salaries and benefits, including severance	7,832	12,568
Share-based compensation	3,574	273
Total compensation	$11,945	$13,581